Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings [Abstract]
Summary of Contractual Terms of Corporation's Loans and Borrowings

This note provides information about the contractual terms of the Corporation’s loans and borrowings, which are measured at amortized cost.

	March 31,	March 31,
	2018	2017

Loans and borrowings:
Loan, bearing interest at prime rate plus 2.5% (plus 3.25% before October 14, 2016), secured through a first-ranking mortgage on all movable assets of Biodroga current and future, corporeal and incorporeal, and tangible and intangible, reimbursable in monthly principal payments of $89,286 and a final payment of $3,314,276 on December 2018. The interest risk of the loan is mitigated by an interest rate swap. The Corporation has reserved $2,350,000 of short-term investments as pledge for the loan. Amounts received are net of transaction costs of $197,789.	$3,891,077	$5,429,852

Balance of purchase price due to previous owners of Biodroga bearing interest at 5% until December 2018, reimbursable in quarterly principal payments of $93,750 from March 2016 to September 2018, with a final payment of $74,096. An amount of $2,501,016 bearing interest at 7% was reimbursed during the year. Payments under these agreements are only payable if covenants on the loan at prime plus 2.5% above are respected.	261,596	3,202,612

Authorized bank line of credit of $1,800,000 bearing interest at prime rate plus 1%, expiring on August 31, 2018.	490,000	—

Finance lease liabilities, interest rate from 6.25% to 7.13%, payable in monthly instalments of $2,345, maturing in November 2018 and March 2019.	18,683	44,644

Secured loan from Investissement Québec (“IQ”), principal balance authorized of $12,500,000, bearing interest at 8%, reimbursed during the year.	—	8,347,506

Loan, principal amount of 2.1 million GBP ($3,822,000), bearing interest at 12%, reimbursed during the year.	—	3,562,814

Refundable contribution obtained from a federal program, principal balance authorized of $3,500,000, without collateral or interest, reimbursed during the year.	—	2,344,116

	4,661,356	22,931,544
Less current portion of loans and borrowings	4,661,356	7,192,315
Loans and borrowings	$—	$15,739,229